Debt	12 Months Ended
Dec. 31, 2013
Debt Instruments [Abstract]
Debt
DEBT

The carrying value of long-term debt as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
4.70% Senior notes due 2021	$1,477.2	$1,474.7
6.875% Senior notes due 2020	1,024.8	1,040.6
3.25% Senior notes due 2016	996.5	995.1
8.50% Senior notes due 2019	600.5	616.4
7.875% Senior notes due 2040	382.6	383.8
7.20% Debentures due 2027	149.1	149.0
4.33% MARAD bonds due 2016	78.9	112.3
6.36% MARAD bonds due 2015	25.3	38.0
4.65% MARAD bonds due 2020	31.5	36.0
Total debt	4,766.4	4,845.9
Less current maturities	(47.5)	(47.5)
Total long-term debt	$4,718.9	$4,798.4

Senior Notes

During 2011, we issued $1.0 billion aggregate principal amount of unsecured 3.25% senior notes due 2016 at a discount of $7.6 million and $1.5 billion aggregate principal amount of unsecured 4.70% senior notes due 2021 at a discount of $29.6 million (collectively the "Notes") in a public offering. Interest on the Notes is payable semiannually in March and September of each year.  The Notes were issued pursuant to an indenture between us and Deutsche Bank Trust Company Americas, as trustee (the "Trustee"), dated March 17, 2011, and a supplemental indenture between us and the Trustee, dated March 17, 2011. The proceeds from the sale of the Notes were used to fund a portion of the cash consideration payable in connection with the Merger.

Upon consummation of the Merger, we assumed the acquired company's outstanding debt comprised of $900.0 million aggregate principal amount of 6.875% senior notes due 2020, $500.0 million aggregate principal amount of 8.5% senior notes due 2019 and $300.0 million aggregate principal amount of 7.875% senior notes due 2040 (the "Acquired Notes"). Under a supplemental indenture, Ensco plc has fully and unconditionally guaranteed the performance of all obligations of Pride with respect to the Acquired Notes.  See "Note 15 - Guarantee of Registered Securities" for additional information on the guarantee of the Acquired Notes.

We may redeem each series of the Notes and Acquired Notes, in whole or in part, at any time, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a "make-whole" premium. The indentures governing both the Notes and Acquired Notes contain customary events of default, including failure to pay principal or interest on the Notes and Acquired Notes when due, among others. The indentures governing both the Notes and Acquired Notes also contain certain restrictions, including, among others, restrictions on our ability and the ability of our subsidiaries to create or incur secured indebtedness, enter into certain sale/leaseback transactions and enter into certain merger or consolidation transactions.

Debentures Due 2027

During 1997, Ensco Delaware issued $150.0 million of unsecured 7.20% Debentures due November 15, 2027 (the "Debentures") in a public offering. Interest on the Debentures is payable semiannually in May and November. We may redeem the Debentures, in whole or in part, at any time prior to maturity, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a "make-whole" premium. The indenture under which the Debentures were issued contains limitations on the incurrence of indebtedness secured by certain liens and limitations on engaging in certain sale/leaseback transactions and certain merger, consolidation or reorganization transactions. The Debentures are not subject to any sinking fund requirements. During 2009, in connection with the redomestication, Ensco plc entered into a supplemental indenture to unconditionally guarantee the principal and interest payments on the Debentures.

The Debentures, the indenture and the supplemental indenture also contain customary events of default, including failure to pay principal or interest on the Debentures when due, among others. The supplemental indenture contains certain restrictions, including, among others, restrictions on our ability and the ability of our subsidiaries to create or incur secured indebtedness, enter into certain sale/leaseback transactions and enter into certain merger or consolidation transactions.

MARAD Bonds Due 2015, 2016 and 2020

During 2001, a subsidiary of Ensco Delaware issued $190.0 million of 15-year bonds which are guaranteed by MARAD to provide long-term financing for ENSCO 7500. The bonds will be repaid in 30 equal semiannual principal installments of $6.3 million ending in December 2015. Interest on the bonds is payable semiannually, in June and December, at a fixed rate of 6.36%.

During 2003, a subsidiary of Ensco Delaware issued $76.5 million of 17-year bonds which are guaranteed by MARAD to provide long-term financing for ENSCO 105. The bonds will be repaid in 34 equal semiannual principal installments of $2.3 million ending in October 2020. Interest on the bonds is payable semiannually, in April and October, at a fixed rate of 4.65%.

Ensco Delaware issued separate guaranties to MARAD, guaranteeing the performance of obligations under the bonds.  In February 2010, the documents governing MARAD's guarantee commitments were amended to address certain changes arising from the redomestication and to include Ensco plc as an additional guarantor of the debt obligations of Ensco Delaware and its subsidiaries.

Upon consummation of the Merger, we assumed $151.5 million of MARAD bonds issued to provide long-term financing for ENSCO 6003 and ENSCO 6004. The bonds are guaranteed by MARAD and will be repaid in semiannual principal installments ending in 2016. Interest on the bonds is payable semiannually at a weighted average fixed rate of 4.33%.

Commercial Paper

We participate in a commercial paper program with four commercial paper dealers pursuant to which we may issue, on a private placement basis, unsecured commercial paper notes up to a maximum aggregate amount outstanding at any time of $1.0 billion.  Amounts issued under the commercial paper program are supported by the available and unused committed capacity under our Five-Year Credit Facility. As a result, amounts issued under the commercial paper program will be limited by the amount of our available and unused committed capacity under our Five-Year Credit Facility. The proceeds of such financings may be used for capital expenditures and other general corporate purposes.  The commercial paper will bear interest at rates that will vary based on market conditions and the ratings assigned by credit rating agencies at the time of issuance.  The weighted-average interest rate on our commercial paper borrowings was 0.35% and 0.44% during 2013 and 2012, respectively.  The maturities of the commercial paper will vary, but may not exceed 364 days from the date of issue. The commercial paper is not redeemable or subject to voluntary prepayment by us prior to maturity.  We had no amounts outstanding under our commercial paper program as of December 31, 2013 and 2012.

Revolving Credit Facility

On May 7, 2013, we entered into the Fourth Amended and Restated Credit Agreement (the "Five-Year Credit Facility"), among Ensco, a subsidiary of Ensco, Citibank, N.A., as Administrative Agent, DNB Bank ASA, as Syndication Agent, and a syndicate of banks party thereto. The Five-Year Credit Facility provides for a $2.0 billion senior unsecured revolving credit facility to be used for general corporate purposes with a five-year term expiring on May 7, 2018. The Five-Year Credit Facility amends and restates our $1.45 billion credit agreement which was scheduled to mature on May 12, 2016. Advances under the Five-Year Credit Facility bear interest at Base Rate or LIBOR plus an applicable margin rate (currently 0.125% per annum for Base Rate advances and 1.125% per annum for LIBOR advances) depending on our credit rating. Amounts repaid may be re-borrowed during the term. We are required to pay a quarterly undrawn facility fee (currently 0.125% per annum) on the total $2.0 billion commitment, which is also based on our credit rating. In addition to other customary restrictive covenants, the Five-Year Credit Facility requires us to maintain a total debt to total capitalization ratio less than or equal to 50%. We have the right, subject to lender consent, to increase the commitments under the Five-Year Credit Facility to an aggregate amount of up to $2.5 billion. We had no amounts outstanding under the Five-Year Credit Facility as of December 31, 2013 and 2012.

In connection with the amendment of our Five-Year Credit Facility, we terminated our $450.0 million 364-day revolving unsecured credit facility dated as of May 12, 2011. We had no amounts outstanding under the 364-Day Credit Facility as of December 31, 2012.

Maturities

The aggregate maturities of our debt, excluding net unamortized premiums of $283.7 million, as of December 31, 2013 were as follows (in millions):

2014	$47.5
2015	47.5
2016	1,019.7
2017	4.5
2018	4.5
Thereafter	3,359.0
Total	$4,482.7

Interest expense totaled $158.8 million, $123.6 million and $95.9 million for the years ended December 31, 2013, 2012 and 2011, respectively, which was net of interest amounts capitalized of $67.7 million, $105.8 million and $80.2 million in connection with our newbuild rig construction and other capital projects.